Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Abstract]
Schedule of consolidated financial statements
	As of	As of
	December 31,	December 31,
	2021	2020
	USD	USD
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,477,065	$373,875
Accounts receivable, net	216,572	5,497,446
Prepayments	575,913	860,007
Other receivables	1,350,331	2,275,695
Loans receivable	3,410,833	-
Amount due from related parties	-	1,038,322
Total current assets	7,030,714	10,045,345

NON-CURRENT ASSET
Property and equipment, net	9,980,931	12,306,603
Deferred tax assets	10	10
Deposits	595,149	-
Goodwill	-	-
Total non-current asset	10,576,090	12,306,613
Total assets	$17,606,804	$22,351,958

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Short-term bank borrowings	$1,647,679	$996,169
Accounts payable	803,784	894,105
Other payables and accrued liabilities	1,631,610	5,227,416
Amount due to related parties	-	1,256,625
Tax payable	1,859,485	370,459
Current maturities of long-term bank borrowings	-	-
Current portion of capital lease and financing obligations	-	5,288,546
Current maturities of loans from other financial institutions	-	-
Total current liabilities	5,942,558	14,033,320

NON-CURRENT LIABILITIES
Long-term bank borrowings	-	-
Long-term loans from other financial institutions	-	-
Long-term portion of capital lease and financing obligations	2,351,104	2,266,623
Total non-current liabilities	2,351,104	2,266,623
Total liabilities	8,293,662	16,299,943

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 19,134,277 and 12,354,040 shares issued and outstanding as of December 31, 2021 and 2020, respectively*	1,454,440	-
Share subscription receivables	-	-
Additional paid-in capital	383,721	2,033,236
Statutory reserves	468,522	452,712
Other reserves	325,456	298,759
Retained earnings	6,236,232	3,493,938
Accumulated other comprehensive (loss) income	444,771	(226,630)
Total shareholders’ equity	9,313,142	6,052,015
Total liabilities and shareholders’ equity	$17,606,804	$22,351,958

	For the Years Ended December 31,
	2021	2020
Revenue	$-	$-
Net income	$-	$-

For the Years Ended December 31,
	2021	2020
Net cash flows from operating activities	$-	$-
Net cash flows from investing activities	$-	$-
Net cash flows from financing activities	$-	$-